Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 360,097	$ 524,471
Finished goods	1,012,182	1,125,824
Work in progress	141,479	100,074
Total inventories	$ 1,513,758	$ 1,750,369